COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	Jul. 27, 2023	Sep. 30, 2024	Mar. 31, 2024
Loss Contingencies [Line Items]
Remaining purchase commitments		$ 28.2	$ 32.4
Arrow Electronics Matter
Loss Contingencies [Line Items]
Loss contingency, damages sought	$ 4.2
Arrow Electronics Matter | Previously Reported [Member]
Loss Contingencies [Line Items]
Loss contingency, damages sought	$ 4.6